Other Payables (Details) - Schedule of Other Payables - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Payables [Abstract]
Employees and payroll accruals	$ 1,481	$ 751
Short term lease liability	69	64
Accrued expenses	450	413
Other Payables	$ 2,000	$ 1,228